Significant Accounting Policies and Basis of Presentation - Schedule of Equity Securities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Equity Securities [Abstract]
Fair Value	$ 2,571,429
Valuation technique	ASC 321 measurement alternative
Significant unobservable unit	Observable price changes in orderly transactions for the same or similar securities